9. Commitments and Contingencies: Contractual Obligation, Fiscal Year Maturity Schedule (Details) (USD $)	Dec. 31, 2013
Details
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 5,309,908
Operating Leases, Future Minimum Payments, Due in Two Years	4,591,431
Operating Leases, Future Minimum Payments, Due in Three Years	3,276,188
Operating Leases, Future Minimum Payments, Due in Four Years	2,131,058
Operating Leases, Future Minimum Payments, Due in Five Years	849,133
Operating Leases, Future Minimum Payments, Due Thereafter	27,259
Operating Leases, Future Minimum Payments Due	$ 16,184,977